Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employee related liabilities	$ 384	$ 390
Employee compensated absences	125	141
Taxes other than income taxes	60	65
Advances	77	89
Payables to equity-method investments	49	49
Derivative instruments	34	1
Provision for restructuring	22	46
Defined benefit plans - current portion	12	9
Defined contribution plans - accrued benefits	18	19
Royalties	26	23
Others	67	65
Total	$ 874	$ 897